Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Revenues
Time charter revenue	$ 164,919	$ 138,615	$ 143,212
Operating Expenses
Vessel operating expenses	50,104	48,770	46,048
Depreciation	44,859	41,059	40,385
Impairment of vessels (note 4)	44,700
General and administrative	6,478	7,022	6,030
Other operating income (note 8)	(475)	(510)	(411)
Total operating expenses	145,666	96,341	92,052
Operating Income	19,253	42,274	51,160
Non Operating Income (Expense)
Interest income	62	64	44
Interest expense	(48,152)	(43,872)	(18,846)
Realized loss on interest rate derivatives		(2,801)	(14,045)
Unrealized gain on interest rate derivatives (note 12)		1,944	14,302
(Loss) Income before Income Taxes	(28,837)	6,185	32,615
Income taxes	(38)	(75)	(97)
Net (Loss) Income	(28,875)	6,110	32,518
Net (Loss) Income available to Common Shareholders	(31,937)	4,996	32,518
Series A Preferred Shares [Member]
Non Operating Income (Expense)
Gain on redemption of Series A Preferred Shares (note 11)		8,576
Series B Preferred Shares [Member]
Non Operating Income (Expense)
Earnings allocated to Series B Preferred Shares (note 11)	(3,062)	(1,114)
Class A Common Stock [Member]
Non Operating Income (Expense)
Net (Loss) Income available to Common Shareholders	$ (31,937)	$ 4,996	$ 32,518
Weighted average number of common shares outstanding
Basic (including RSU's without service conditions)	47,785,388	47,710,313	47,607,750
Diluted (note 15)	47,785,388	47,823,736	47,767,266
Net (loss) income per share
Basic (including RSU's without service conditions) (note 15)	$ (0.67)	$ 0.10	$ 0.68
Diluted (note 15)	$ (0.67)	$ 0.10	$ 0.68
Class B Common Stock [Member]
Weighted average number of common shares outstanding
Diluted (note 15)	7,405,956	7,405,956	7,405,956
Weighted average number of Class B common shares outstanding Basic and diluted (note 15)	7,405,956	7,405,956	7,405,956
Net (loss) income per share
Net (loss) income per Class B share Basic and diluted (note 15)